Regulatory Matters	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Regulatory Matters
Regulatory Matters

On April 9, 2012, the Bank entered into Consent Orders with the FDIC and the New Jersey Department of Banking and Insurance (the “Department”). Under the Consent Orders, the terms of which are substantially identical, the Bank is required, among other things, subject to review and approval by the FDIC and the Department: (i) to adopt and implement a plan to reduce the Bank’s position in delinquent or classified assets; (ii) to adopt and implement a program providing for a periodic independent review of the Bank’s loan portfolio and the identification of problem credits; (iii) to review and revise the Bank’s loan policies and procedures to address identified lending deficiencies; and (iv) to adopt and implement a plan to reduce and manage each of the concentrations of credit identified by the FDIC and the Department.

The Consent Orders also required the Bank to obtain the prior approval of the FDIC and the Department before declaring or paying any dividend or appointing or changing the title or responsibilities of any director or senior executive officer. Additional regulatory provisions required FDIC prior approval before the Bank enters into any employment agreement or other agreement or plan providing for the payment of a “golden parachute payment” or the making of any golden parachute payment.

Effective May 19, 2014, the FDIC and the Department terminated the Consent Orders entered into between Parke Bank, the Company’s wholly owned subsidiary, and the FDIC and the Department.

Capital Ratios: The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company and the Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2015 and 2014, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2015 and 2014, the Bank was categorized as “well-capitalized” under the regulatory framework for prompt corrective action. Prompt corrective action provisions are not applicable to bank holding companies. There are no conditions or events since December 31, 2015 that management believes have changed the Bank's capital category.

To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015	(Amounts in thousands except ratios)
Total Risk Based Capital	$135,258	17.24%	$62,777	8%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	15.98%	$31,389	4%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$92,371	11.77%	$31,389	4%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	14.69%	$34,133	4%	N/A	N/A
(to Average Assets)
As of December 31, 2014
Total Risk Based Capital	$123,539	17.23%	$57,367	8%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$114,593	15.98%	$28,684	4%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$114,593	14.12%	$32,460	4%	N/A	N/A
(to Average Assets)
Parke Bank
As of December 31, 2015
Total Risk Based Capital	$134,415	17.13%	$62,777	8%	$78,471	10%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	15.87%	$31,388	4%	$47,082	6%
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$124,528	15.87%	$31,388	4%	$47,082	6%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	14.59%	$34,133	4%	$42,666	5%
(to Average Assets)
As of December 31, 2014
Total Risk Based Capital	$123,609	17.22%	$57,426	8%	$71,783	10%
(to Risk Weighted Assets)
Tier 1 Capital	$114,664	15.97%	$28,713	4%	$43,070	6%
(to Risk Weighted Assets)
Tier 1 Capital	$114,664	14.27%	$32,150	4%	$40,188	5%
(to Average Assets)